SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost:
Cash and cash equivalents	$ 168	$ 1,398	$ 4,171	$ 4,341
Other current receivables	634	3,673
Total financial assets	802	5,071
Credit risk [member]
Financial assets at amortized cost:
Cash and cash equivalents	168	1,398
Other current receivables	424	3,673
Total financial assets	$ 592	$ 5,071